Revenue - Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Transaction Price Allocated to the Remaining Performance Obligation
Contract with Customer, Liability	$ 163,607	$ 163,607	$ 210,784	$ 361,260
Deferred Revenue Recognized In Future	$ 66,211	$ 66,211	$ 66,723	$ 68,394
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period				12 months
Percentage of remaining performance obligation				63.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-07-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months	12 months
Percentage of remaining performance obligation		64.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-10-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			12 months
Percentage of remaining performance obligation			67.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year		12 months
Percentage of remaining performance obligation				21.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-07-01
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation		23.00%
Percentage of remaining performance obligation beginning the following year	8 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			1 year
Percentage of remaining performance obligation			21.00%
Percentage of remaining performance obligation beginning the following year			33.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period				3 years
Percentage of remaining performance obligation				16.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-07-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	3 years	3 years
Percentage of remaining performance obligation		13.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			3 years
Percentage of remaining performance obligation			12.00%	37.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation		36.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period				9 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-07-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	10 years	10 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-10-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			10 years